H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2020
Auditors Remuneration [Abstract]
Summary of Fees to Auditors
Fees to auditors
	Deloitte	Others	Total
2020
Audit fees	97	9	106
Audit-related fees	8	—	8
Tax fees	4	6	10
Other fees	5	2	7
Total	114	17	131

2019	PwC	Others	Total
Audit fees	96	9	105
Audit-related fees	12	—	12
Tax fees	10	11	21
Other fees	6	6	12
Total	124	26	150

2018	PwC	Others	Total
Audit fees	98	4	102
Audit-related fees	11	2	13
Tax fees	9	2	11
Other fees	9	6	15
Total	127	14	141